Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000013875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Growth Equity Fund at NAV
Accumulated Value	$ 10,000		$ 9,904	$ 13,325	$ 13,297	$ 17,383	$ 25,025	$ 29,070	$ 19,500	$ 28,553	$ 36,624	$ 42,228
C000013877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Core Equity Fund at NAV
Accumulated Value	10,000		10,860	13,456	12,481	16,238	19,557	24,480	19,036	25,304	32,598	37,096
C000013878 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life International Equity Fund at NAV
Accumulated Value	10,000		10,106	13,438	10,270	12,640	14,579	16,159	13,460	15,669	16,240	21,508
C000013879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Large Cap Value Fund at NAV
Accumulated Value	10,000		11,874	13,340	11,455	14,738	15,328	19,444	18,064	20,648	23,699	27,783
C000013880 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Small Cap Equity Fund at NAV
Accumulated Value	10,000		11,987	13,773	12,114	14,987	16,906	21,091	17,795	21,114	24,493	28,509
C000013881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Stock Index Fund at NAV
Accumulated Value	10,000		11,271	13,640	12,920	16,902	20,411	25,642	20,723	26,091	32,268	37,766
C000013882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Large Cap Responsible Equity Fund at NAV
Accumulated Value	10,000		11,335	13,710	12,950	17,014	20,496	25,897	21,280	26,049	30,743	35,856
C000013883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Real Estate Securities Select Fund at NAV
Accumulated Value	10,000		10,396	11,677	11,183	14,687	14,873	20,752	14,812	16,591	17,385	17,708
C000013884 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Core Bond Fund at NAV
Accumulated Value	10,000		10,423	10,897	10,811	11,835	12,765	12,639	10,970	11,658	11,974	12,820
C000135632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Balanced Fund at NAV
Accumulated Value	10,000		10,614	12,080	11,420	13,568	15,490	17,005	14,185	16,421	18,125	20,428
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		11,205	13,636	12,983	17,063	20,640	26,101	21,108	26,708	33,255	39,030
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index
Accumulated Value	10,000		10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	21,959
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Bloomberg U S Aggregate Bond C000013884 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	10,000		11,734	13,337	12,235	15,482	15,915	19,919	18,418	20,529	23,478	27,213
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
FTSE Nareit All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Nareit All Equity REITs Index
Accumulated Value	10,000		10,863	11,805	11,328	14,575	13,828	19,539	14,664	16,330	17,133	17,522
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Morningstar Moderately Conservative Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Conservative Target Risk Index
Accumulated Value	10,000		10,666	11,824	11,486	13,238	14,807	15,750	13,568	15,046	16,010	18,070
Balanced Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Balanced Fund Composite Index
Accumulated Value	$ 10,000		$ 10,663	$ 11,986	$ 11,596	$ 13,781	$ 15,664	$ 17,245	$ 14,599	$ 16,749	$ 18,451	$ 20,960